Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS II INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000049905
Document Creation Date	dei_DocumentCreationDate	Nov. 07, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 07, 2014
Prospectus Date	rr_ProspectusDate	Nov. 07, 2014